Stockholders' Equity (Deficit) (Details) (Convertible Series A Preferred Stock [Member])	12 Months Ended
Dec. 31, 2013
January 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%
Expected term	5 years
December 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%
Expected volatility	209.62%
Expected term	4 years
Risk free interest rate	0.72%
March 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%
Expected volatility	214.26%
Expected term	4 years
Risk free interest rate	0.81%
Maximum [Member] | January 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	191.75%
Risk free interest rate	0.88%
Minimum [Member] | January 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	190.40%
Risk free interest rate	0.71%